                                                                  497(c) filing
                                                                      333-59093
                                                                      811-08879
                         SUN CAPITAL ADVISERS TRUST(R)
                           Prospectus March 1, 2007

--------------------------------------------------------------------------------

[LOGO] Sun Life Financial/R/

                                                SC/SM/ FI Large Cap Growth Fund


                                                           Initial Class Shares

                    The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this
                       prospectus is accurate or complete. Anyone who tells you
                                               otherwise is committing a crime.

                    To obtain a free copy of the fund's Statement of Additional
                     Information, dated May 1, 2006, or the most recent copy of the Annual Report to Shareholders, please contact your agent or the funds at:

                                                     Sun Capital Advisers Trust
                                                    One Sun Life Executive Park
                                                      Wellesley Hills, MA 02481
                                                 Telephone 1-800-432-1102 x2496

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies, serves as investment adviser to the Sun Capital Advisers Trust.

TABLE OF CONTENTS

                                                               Page

             OVERVIEW OF THE FUND.............................   1

             THE FUND'S GOALS, STRATEGIES AND RISKS...........   2

             EXPENSE SUMMARY..................................   3

             MORE ABOUT THE FUND'S INVESTMENTS................   4

             PORTFOLIO HOLDINGS...............................   5

             THE INVESTMENT ADVISER AND SUBADVISER............   5
                  About the Adviser...........................   5
                  About the Subadviser........................   6
                  About the Portfolio Manager.................   6

             PURCHASE AND REDEMPTION AND OTHER INFORMATION....   6
                  Buying and Redeeming Initial Class Shares...   6
                  Excessive and Short-term Trading............   6
                  Automatic Transactions......................   7
                  Valuation of Shares.........................   7
                  Dividends and Distributions.................   7
                  Taxes.......................................   8

             FUND DETAILS.....................................   8

             APPENDIX A....................................... A-1

OVERVIEW OF THE FUND

ADVISER SC FI Large Cap Growth Fund (the "fund") is managed by Sun Capital Advisers LLC. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion.

SUBADVISER        The fund is subadvised by Pyramis Global Advisors, LLC. The subadviser is an indirect, wholly-owned subsidiary of FMR
                  Corp., the parent company of the Fidelity Investments family of companies.

FUND Shares of the fund are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

YOU SHOULD KNOW   An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                  Corporation or any other government agency.

                  Sun Capital Advisers Trust's trustees may change the fund's investment goal without shareholder approval.

                  This prospectus relates only to the Initial Class shares of the fund, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the fund serve as an investment option. The Service Class shares of the fund are offered by means of a separate prospectus.

THE FUND'S GOALS, STRATEGIES AND RISKS

 Adviser
 Sun Capital Advisers LLC

 Subadviser
 Pyramis Global Advisors, LLC, a unit of Fidelity Management and Research Corporation

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its assets in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000 Index or the Standard & Poor's 500 Index ("S&P 500")). Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the Index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How investments are selected

The key investment strategies of Pyramis, the fund's subadviser, include:

..  Investing in companies that it believes have above-average growth potential
   (stocks of these companies are often called growth stocks).
..  Using the Russell 1000 Growth Index as a guide in structuring the fund and selecting its investments.
..  Investing in domestic and foreign issuers.
.. Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  U.S. stock markets go down or perform poorly relative to other types of investments.
..  Growth stocks fall out of favor with the stock markets relative to value stocks.
..  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
.. Foreign markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, perform differently from the U.S. market.
.. Prices of the securities in the fund's portfolio fall as a result of general market movements or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of a diversified portfolio of large capitalization stocks
..  are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal
..  are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund has not been in operation for a full calendar year as of the printing of this prospectus.

EXPENSE SUMMARY


The table below describes the fees and expenses you may pay if you remain invested in the Initial Class shares of the fund. The Initial Class shares of the fund are not subject to any fees upon purchases or redemptions; however, the fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund--Initial Class shares
As a percentage of average daily net assets

                                                      FI Large
                                                        Cap
                                                       Growth
                                                      --------
                 Management Fee......................   0.75%
                 Other Expenses/1/...................   0.30
                 Total Operating Expenses............   1.05
                 Fee Waiver and Expense Limitation/2/  (0.24)
                 Net Expenses........................   0.81%

--------
/1/ The fund's other expenses are estimated because the fund has not been in operation for a full year.
/2/ The expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the amounts shown as Net Expenses in the table. The adviser has contractually agreed to maintain the expense limits until at least April 30, 2009. For additional information regarding the expense limitations, please refer to the prospectus section captioned "About the Adviser". To the extent that the total expense ratio for the fund's Initial Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Initial Class shares of the fund are not subject to any fees upon purchases or redemptions; however, the fund's annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions. The estimated costs in Year 1 are calculated based on the fund's contractual expense limitation, shown as Net Expenses in the table above. For Years 2 through 10, the fund's operating expenses are calculated based on its Total Operating Expenses as shown in the table above, but without regard to any fee waiver or expense limitation. Therefore, the annual estimated costs used in Years 3, 5 and 10 are equal to or higher than the costs reflected in Year 1. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                      1 Year 3 Years 5 Years 10 Years
                                      ------ ------- ------- --------
          SC FI Large Cap Growth Fund  $83    $332    $600    $1,367

MORE ABOUT THE FUND'S INVESTMENTS

Equity securities include common stocks, trust shares, preferred stocks and debt securities convertible into stock and warrants.





A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Equity Securities The fund invests primarily in common stocks and common stock equivalents including convertible debt securities and convertible preferred stocks. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer's common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Fixed income securities The fund may invest in all types of fixed income securities of any maturity or duration, such as:

.. bills, notes, bonds                        . convertible securities
.. structured notes and other derivative      . collateralized mortgage and bond obligations
  securities                                 . preferred stock and trust certificates
.. residential and commercial mortgage-backed . asset-backed securities securities

These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features.

Credit quality Fixed income securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, the fund may treat the security as being rated in the highest rating category received. The fund may choose not to sell securities that are downgraded, after their purchase, below the fund's minimum acceptable credit rating.

American Depositary Receipts and Foreign Securities The fund may invest in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. The fund may also invest in foreign securities listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. The fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. A fund's investments in foreign securities or ADRs involve greater risk than investments in securities of U.S. issuers.


Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures.

Even a small investment in derivative contracts can have a large impact on a fund's interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. The fund may not fully benefit from or may lose money on derivatives if the subadviser's expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund's other portfolio holdings. Counterparties to "over-the-counter" derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund's portfolio less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that the fund might adopt a temporary defensive position, and over the course of its duration, the fund may not meet its stated investment goal.

MORE ABOUT THE FUND'S INVESTMENTS

Market capitalization range While the fund intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by the fund's key investment strategy, the fund may maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range.


PORTFOLIO HOLDINGS

The Board has adopted a policy governing the disclosure of the fund's portfolio holdings. More detailed information about this policy can be found the in the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUBADVISER

   Sun Capital Advisers LLC. is the funds' investment adviser. Sun Capital Advisers LLC. is the fund's investment adviser.
About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the fund's investment adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2006, the adviser had total assets under management of approximately $45 billion. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. Sun Life Financial is a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the fund with investment research and portfolio management services and manages certain aspects of the fund's business affairs. For its services, the adviser receives a fee from the fund equal on an annual basis to a percentage of the fund's average daily net assets. The adviser employs an unaffiliated subadviser and pays a subadvisory fee to the subadviser. The fund is not responsible for paying a subadvisory fee directly.

The adviser has contractually agreed to limit its management fee and to reimburse the fund's nonmanagement expenses until at least April 30, 2009. Total operating expenses will be capped on an annual basis to the percentages of the fund's average daily net assets shown as Net Expenses in the table under EXPENSE SUMMARY. To the extent that the fund's total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

   Advisory Fees for Initial Class shares

                                     Daily               Advisory
            Fund                     Net Assets          Fee
            -------------------------------------------------------

            FI Large Cap Growth Fund $0-750 million     0.75%
                                     over $750 million  0.70%

Sun Capital Advisers Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the fund or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of a subadviser.

THE INVESTMENT ADVISER AND SUBADVISER


A discussion regarding the factors considered by the trustees of Sun Capital Advisers Trust in approving the fund's investment advisory agreement will be available in the fund's annual report to shareholders for the period ended December 31, 2006.

Pyramis Global Advisors, LLC is the fund's investment subadviser
About the Subadviser. Pyramis Global Advisors, LLC, 53 State Street, Boston, Massachusetts 02109, serves as subadviser to the fund. Pyramis discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Pyramis is an indirect, wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity Investments family of companies. As of December 31, 2006, Pyramis managed more than $148 billion in assets.

About the Portfolio Manager. The subadviser has selected the following person to manage the investments for the fund.


Fund      Manager
Manager   since   Positions during past five years
-------   ------- --------------------------------

Bahaa Fam  2006   Vice President and portfolio manager with Pyramis (since 2006) and Fidelity
                  Management & Research Company ("FMR") (since 2001). Portfolio manager for institutional large cap growth mandates at FMR since 2001. Portfolio Manager at
                  FMR for Large Cap Growth and Mid Cap Growth mutual funds since 2004.
                  Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998) at FMR.

The Statement of Additional Information provides additional information about the fund manager's compensation, other accounts managed by the fund manager and the fund manager's ownership of shares of the fund.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Initial Class shares of each fund are offered exclusively to insurance company separate accounts. Initial Class shares of the fund are offered exclusively to insurance company separate accounts.
Buying and Redeeming Initial Class Shares. The fund sells its Initial Class shares at net asset value (NAV) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. The fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. The fund may refuse a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contractholders to purchase and redeem Initial Class shares before the close of regular trading on the New York Stock Exchange (the "Exchange") will receive that day's NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day's NAV.

The fund redeems its shares on any business day. Normally, the fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, the fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by Federal securities laws.

Excessive and Short-term Trading. The Board of Trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The fund discourages excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. The fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the fund's ability to monitor trading

PURCHASE AND REDEMPTION AND OTHER INFORMATION activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the fund. The fund's policies provide that the fund may reject a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. In the event the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the fund and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company's ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust's reliance on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that the fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund's portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund's operating costs and decrease its investment performance.

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Initial Class shares of the fund are offered at net asset value. The separate account does not pay a sales charge to buy Initial Class shares of the fund. Valuation of Shares. The fund offers its shares at the NAV per Initial Class share of the fund. The fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the fund will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, the fund will normally value its foreign securities, if any, at the prior day's close with the current day's exchange rate.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when an insurance company cannot buy or sell shares of the fund. The fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities' actual value. The fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The funds distribute capital gains and income.
Dividends and Distributions. The fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. The fund declares and pays dividends from net investment income at least annually. The fund distributes its net realized capital gains,

PURCHASE AND REDEMPTION AND OTHER INFORMATION if any, at least annually. The fund expects that an insurance company holding shares on behalf of a contract holder will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts, and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

The fund is treated as a separate entity for U.S. federal income tax purposes. The fund has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If the fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

In addition to the above, the fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the fund's Statement of Additional Information.

The fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in the fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Fund Details
Investments by Variable Product Separate Accounts in Shares of the Fund. The fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in the fund.

The interests of owners of different variable contracts investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund's shareholders.

                                  APPENDIX A
              Prior Performance Information for Similar Accounts
                           Managed by the Subadviser

The following tables reflect data supplied by the subadviser relating to the performance of all fee paying, fully discretionary portfolios using strategies similar to the fund's, with certain exceptions identified below. These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of the fund.

Performance of the composite is not that of the corresponding fund, is not a substitute for the corresponding fund's performance and does not predict a fund's performance results, which may differ from the composite's results. The personnel who managed accounts comprising the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the fund.

Pyramis Global Advisors' composite performance is shown net of the maximum applicable expenses of the underlying accounts. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which the fund serves as an investment vehicle. The performance data shown have been lower had these charges been reflected. In addition, expenses for the fund has always been higher than the expenses of the underlying accounts in the composite. Had Sun Capital fund expenses been used, the performance data would have been lower.

Since these composite results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the tables assume the reinvestment of dividends. Investors should compare the Sun Capital fund performance results set forth under "The Fund's Goals, Strategies and Risks" to the performance data shown in this appendix for the corresponding composite in the same time period.

Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Code. Complying with these regulatory requirements may have an adverse effect on the fund's performance relative to that of a composite in which all or some accounts are not subject to such requirements. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

Pyramis Global Advisors, LLC's Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of Pyramis Global Advisors' client accounts that have investment objectives and strategies similar to those of the Fund. As of December 31, 2006, the composite data consisted of five accounts, having total assets of $1.5 billion, representing 24% of large cap growth assets under management.

Pyramis Institutional Large Cap Growth Composite

(comparison composite for SC FI Large Cap Growth Fund)

                                              Average Annual Total Returns
                                              ------------------------------          Since
                                              (for periods ended December 31, 2006) Inception
                                              1 Year          3 Years    5 Years    (2/28/01)
                                              ------          -------    -------    ---------
 Large Cap Growth Composite..................  5.00%           9.91%      1.24%       (0.57%)
 Russell 1000 Growth Index*..................  9.07%           6.87%      2.69%        0.41%
 Morningstar US VA Fund Large Growth Average*  6.20%           6.82%      2.55%         N/A

                                         Year by Year Total Returns
                                     ----------------------------------
                                     (for 1-year periods ended December 31)
                                       2002       2003   2004   2005  2006
                                     ------      -----  -----  -----  ----
        Large Cap Growth Composite.. (39.00)%    31.33% 12.04% 12.85% 5.00%
        Russell 1000 Growth Index*.. (27.88)%    29.75%  6.30%  5.26% 9.07%
        Morningstar US VA Fund Large
        Growth Average*............. (26.98)%    29.71%  8.45%  7.55% 6.20%

--------
* A description of this index is located at the end of this appendix.

Important Notes about performance information for the Fund.

The Fund is new and has no historical performance data. The Pyramis composite performance is computed using an asset-weighted rate of return for each account, weighted for the relative size of each account using beginning of period values. The performance of the Pyramis Institutional Large Cap Growth Composite reflects the deduction of the maximum applicable management fee of the underlying accounts in the composite, which is 0.80%. This model fee is less than the estimated operating expenses for either the Initial Class or Service Class shares of the SC FI Large Cap Growth Fund for the fiscal period ending December 31, 2006. If the performance results of the composite were adjusted for the expenses of the SC FI Large Cap Growth Fund, the performance would have been worse.

Pyramis Global Advisors, LLC has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods. The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of the SC FI Large Cap Growth Fund or Pyramis Global Advisors, LLC.

Description of Indices for Appendix A

The Morningstar US VA Fund Large Growth Average reflects an equal-weighted return which calculates the average of the returns in the US VA Fund Large Growth category. The Morningstar US VA Fund Large Growth category includes large-growth portfolios which invest in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these portfolios focus on companies in rapidly expanding industries.

The Russell 1000 Growth Index is an unmanaged, market-cap weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

ADDITIONAL INFORMATION


   The statement of additional information (SAI) provides more detailed information about the fund and is incorporated into this prospectus by reference. Additional information about the fund's investments is available in the Trust's annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the fund by contacting your agent, or the fund at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser's website at www.suncapitaladvisers.com.

                               Sun Capital Advisers Trust
                               One Sun Life Executive Park
                               Wellesley Hills, MA 02481

                               Telephone: 1-800-432-1102 x2496


 Investment Adviser                                Administrator, Custodian

 Sun Capital Advisers LLC                          State Street Bank & Trust Company

 Principal Underwriter                             Legal Counsel

 Clarendon Insurance Agency, Inc.                  Wilmer Cutler Pickering Hale and Dorr
                                                   LLP

 Independent Registered Public
 Accounting Firm

 Deloitte & Touche, LLP

   You can review and copy information about the fund (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request:

                            Securities and Exchange Commission
                            Public Reference Section
                            Washington, D.C. 20549-0102
                            e-mail: publicinfo@sec.gov

                            Telephone: 1-202-551-8090
                            Free from the EDGAR Database on the SEC's
                            Internet website: http://www.sec.gov

                          SUN CAPITAL ADVISERS TRUST

   Investment Company Act File No. 811-08879

                         SUN CAPITAL ADVISERS TRUST(R)
                           Prospectus March 1, 2007

--------------------------------------------------------------------------------


[LOGO] Sun
       Life Financial /R/


                                                SC/SM/ FI Large Cap Growth Fund



                                                           Service Class Shares



                    The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this
                       prospectus is accurate or complete. Anyone who tells you
                                               otherwise is committing a crime.

                    To obtain a free copy of the fund's Statement of Additional
                     Information, dated May 1, 2006, or the most recent copy of the Annual Report to Shareholders, please contact your agent or the funds at:

                                                     Sun Capital Advisers Trust
                                                    One Sun Life Executive Park
                                                      Wellesley Hills, MA 02481
                                                 Telephone 1-800-432-1102 x2496

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies, serves as investment adviser to the Sun Capital Advisers Trust.

TABLE OF CONTENTS

                                                               Page

             OVERVIEW OF THE FUND.............................   1

             THE FUND'S GOALS, STRATEGIES AND RISKS...........   2

             EXPENSE SUMMARY..................................   3

             MORE ABOUT THE FUND'S INVESTMENTS................   4

             PORTFOLIO HOLDINGS...............................   5

             THE INVESTMENT ADVISER AND SUBADVISER............   5
                  About the Adviser...........................   5
                  About the Subadviser........................   6
                  About the Portfolio Manager.................   6

             PURCHASE AND REDEMPTION AND OTHER INFORMATION....   6
                  Buying and Redeeming Service Class Shares...   6
                  Excessive and Short-term Trading............   6
                  Automatic Transactions......................   7
                  Valuation of Shares.........................   7
                  Dividends and Distributions.................   7
                  Taxes.......................................   8

             FUND DETAILS.....................................   8

             APPENDIX A....................................... A-1

OVERVIEW OF THE FUND


ADVISER SC FI Large Cap Growth Fund (the "fund") is managed by Sun Capital Advisers LLC. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion.

SUBADVISER        The fund is subadvised by Pyramis Global Advisers, LLC. The subadviser is an indirect, wholly-owned subsidiary of FMR
                  Corp., the parent company of the Fidelity Investments family of companies.

FUND Shares of the fund are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

YOU SHOULD KNOW   An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                  Corporation or any other government agency.

                  Sun Capital Advisers Trust's trustees may change the fund's investment goal without shareholder approval.

                  This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the fund serve as an investment option. The Initial Class shares of the fund are offered by means of a separate prospectus.

THE FUND'S GOALS, STRATEGIES AND RISKS


 Adviser
 Sun Capital Advisers LLC

 Subadviser
 Pyramis Global Advisors, LLC, a unit of Fidelity Management and
 Research Corporation


INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its assets in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000 Index or the Standard & Poor's 500 Index ("S&P 500")). Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the Index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

How Investments Are Selected

The key investment strategies of Pyramis, the fund's subadviser, include:

..  Investing in companies that it believes have above-average growth potential
   (stocks of these companies are often called growth stocks).
..  Using the Russell 1000 Growth Index as a guide in structuring the fund and selecting its investments.
..  Investing in domestic and foreign issuers.
.. Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  U.S. stock markets go down or perform poorly relative to other types of investments.
..  Growth stocks fall out of favor with the stock markets relative to value stocks.
..  Large capitalization stocks underperform relative to small or mid-capitalization stocks.
.. Foreign markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, perform differently from the U.S. market.
.. Prices of the securities in the fund's portfolio fall as a result of general market movements or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of a diversified portfolio of large capitalization stocks
..  are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal
..  are investing for the short term

 FUND PERFORMANCE

 Performance information is not provided because the fund has not been in operation for a full calendar year as of the printing of this prospectus.

EXPENSE SUMMARY


The table below describes the fees and expenses you may pay if you remain invested in the Service Class shares of the fund. The Service Class shares of the fund are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the fund are subject to a Rule 12b-1 fee. The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and servicing fees for the sale, distribution and service of its shares. Because this fee is paid out of the fund's Service Class assets on an on-going basis, overtime this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund--Service Class shares
As a percentage of average daily net assets

                                                    FI Large Cap
                                                       Growth
                                                    ------------
               Management Fee......................     0.75%
               Distribution (12b-1) Fee............     0.25
               Other Expenses/1/...................     0.30
               Total Operating Expenses............     1.30
               Fee Waiver and Expense Limitation/2/    (0.24)
               Net Expenses........................     1.06%

--------
/1 /The fund's other expenses are estimated because the fund has not been in operation for a full year.

/2 /The expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the amounts shown as Net Expenses in the table. The adviser has contractually agreed to maintain the expense limits until at least April 30, 2009. For additional information regarding the expense limitations, please refer to the prospectus section captioned "About the Adviser". To the extent that the total expense ratio for a fund's Service Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Service Class shares of the fund are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the fund are subject to a Rule 12b-1 fee. The fund's annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions. The estimated costs in Year 1 are calculated based on the fund's contractual expense limitation, shown as Net Expenses in the table above. For Years 2 through 10, the fund's operating expenses are calculated based on its Total Operating Expenses as shown in the table above, but without regard to any fee waiver or expense limitation. Therefore, the annual estimated costs used in Years 3, 5 and 10 are equal to or higher than the costs reflected in Year 1. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                      1 Year 3 Years 5 Years 10 Years
                                      ------ ------- ------- --------
          SC FI Large Cap Growth Fund  $108   $410    $733    $1,650

MORE ABOUT THE FUND'S INVESTMENTS

Equity securities include common stocks, trust shares, preferred stocks and debt securities convertible into stock and warrants.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Equity Securities The fund invests primarily in common stocks and common stock equivalents including convertible debt securities and convertible preferred stocks. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer's common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Fixed income securities The fund may invest in all types of fixed income securities of any maturity or duration, such as:

.. bills, notes, bonds                              . convertible securities
.. structured notes and other derivative securities . collateralized mortgage and bond obligations
.. residential and commercial mortgage-backed       . preferred stock and trust certificates
  securities
.. asset-backed securities

These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features.

Credit quality Fixed income securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, the fund may treat the security as being rated in the highest rating category received. The fund may choose not to sell securities that are downgraded, after their purchase, below the fund's minimum acceptable credit rating.

American Depositary Receipts and Foreign Securities The fund may invest in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. The fund may also invest in foreign securities listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. The fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. The fund's investments in foreign securities or ADRs involve greater risk than investments in securities of U.S. issuers.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.
Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures.

Even a small investment in derivative contracts can have a large impact on a fund's interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. The fund may not fully benefit from or may lose money on derivatives if the subadviser's expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund's other portfolio holdings. Counterparties to "over-the-counter" derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that the fund might adopt a temporary defensive position, and over the course of its duration, the fund may not meet its stated investment goal.

MORE ABOUT THE FUND'S INVESTMENTS


Market Capitalization Range While the fund intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by the fund's key investment strategy, the fund may maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small capitalization companies may present greater risks than securities of larger, more established companies. Small capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.


PORTFOLIO HOLDINGS


The Board has adopted a policy governing the disclosure of the fund's portfolio holdings. More detailed information about this policy can be found the in the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUBADVISER

Sun Capital Advisers LLC. is the fund's investment adviser.
About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the fund's investment adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2006, the adviser had total assets under management of approximately $45 billion. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. Sun Life Financial is a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the fund with investment research and portfolio management services and manages certain aspects of the fund's business affairs. For its services, the adviser receives a fee from the fund equal on an annual basis to a percentage of the fund's average daily net assets. The adviser employs an unaffiliated subadviser and pays a subadvisory fee to the subadviser. The fund is not responsible for paying the subadvisory fee directly.

The adviser has contractually agreed to limit its management fee and to reimburse the fund's nonmanagement expenses until at least April 30, 2009. Total operating expenses will be capped on an annual basis to the percentages of the fund's average daily net assets shown as Net Expenses in the table under EXPENSE SUMMARY. To the extent that the fund's total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Advisory Fees for Service Class shares

              ---------------------------------------------------
                                       Daily             Advisory
              Fund                     Net Assets        Fee
              ---------------------------------------------------
              FI Large Cap Growth Fund $0-$750 million   0.75%
                                       over $750 million 0.70%
              ---------------------------------------------------

Sun Capital Advisers Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select a subadviser to serve as portfolio managers of the fund or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

THE INVESTMENT ADVISER AND SUBADVISER


A discussion regarding the factors considered by the trustees of Sun Capital Advisers Trust in approving the fund's investment advisory agreement is available in the fund's annual report to shareholders for the period ended December 31, 2006.

Pyramis Global Advisors, LLC is the fund's investment subadviser
About the Subadviser. Pyramis Global Advisors, LLC, 53 State Street, Boston, Massachusetts 02109, serves as subadviser to the fund. Pyramis discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Pyramis is an indirect, wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity Investments family of companies. As of December 31, 2006, Pyramis managed more than $148 billion in assets.

About the Portfolio Manager. The subadviser has selected the following person to manage the investments for the fund.

Fund       Manager
manager(s) since   Positions during past five years
---------- ------- --------------------------------

Bahaa Fam   2006   Vice President and portfolio manager with Pyramis (since 2006) and Fidelity Management & Research
                   Company ("FMR") (since 2001). Portfolio manager for institutional large cap growth mandates at
                   FMR since 2001. Portfolio Manager at FMR for Large Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst
                   (1995-1998) at FMR.

The Statement of Additional Information provides additional information about the fund manager's compensation, other accounts managed by the fund manager and the fund manager's ownership of shares of the fund.


PURCHASE AND REDEMPTION AND OTHER INFORMATION


 Service Class shares of the fund are offered exclusively to insurance company separate accounts.
Buying and Redeeming Service Class Shares. The fund sells its Service Class shares at net asset value (NAV) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. The fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. The fund may refuse a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contractholders to purchase and redeem Service Class shares before the close of regular trading on the New York Stock Exchange (the "Exchange") will receive that day's NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day's NAV.

The fund redeems its shares on any business day. Normally, the fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, the fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by Federal securities laws.

Excessive and Short-term Trading. The Board of Trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The fund discourages excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. The fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the fund's ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive

PURCHASE AND REDEMPTION AND OTHER INFORMATION

trading practices by contract owners may not be detected by the fund. The fund's policies provide that the fund may reject a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. In the event the Trust determines that purchase and redemption activity in the fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the fund and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company's ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust's reliance on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that the fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund's portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund's operating costs and decrease its investment performance.

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Service Class shares of the fund are offered at net asset value. The separate account does not pay a sales charge to buy Service Class shares of the fund. Valuation of Shares. The fund offers its shares at the NAV per Service Class share of the fund. The fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the fund will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, the fund will normally value its foreign securities, if any, at the prior day's close with the current day's exchange rate.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when an insurance company cannot buy or sell shares of the fund. The fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities' actual value. The fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The fund distributes capital gains and income.
Dividends and Distributions. The fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. The fund declares and pays dividends from net investment income at least annually. The fund distributes its net realized capital gains, if any, at least annually. The fund expects that an insurance company holding shares on behalf of a

PURCHASE AND REDEMPTION AND OTHER INFORMATION

contract holder will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts, and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

The fund is treated as a separate entity for U.S. federal income tax purposes. The fund has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If the fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

In addition to the above, the fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the fund's Statement of Additional Information.

The fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in the fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Fund Details
Investments by Variable Product Separate Accounts in Shares of the Fund. The fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in the fund described in this Prospectus.

The interests of owners of different variable contracts investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund's shareholders.

                                  APPENDIX A
              Prior Performance Information for Similar Accounts
                           Managed by the Subadviser

The following table reflects data supplied by the subadviser relating to the performance of all fee paying, fully discretionary portfolios using strategies similar to the fund's, with certain exceptions identified below. These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of the funds.

Performance of the composite is not that of the corresponding fund, is not a substitute for the corresponding fund's performance and does not predict the fund's performance results, which may differ from the composite's results. The personnel who managed accounts comprising the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the fund.

Pyramis Global Advisor's composite performance is shown net of the maximum applicable expenses of the underlying accounts. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which the fund serves as an investment vehicle. The performance data shown would have been lower had these charges been reflected. In addition, the projected expenses for the fund has, at times, been higher than the expenses of the underlying accounts in the composite. Had Sun Capital fund expenses been used, the performance data would have been lower.

Since the composite results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the tables assume the reinvestment of dividends. Investors should compare the Sun Capital fund performance results set forth under "The Fund's Goals, Strategies and Risks" to the performance data shown in this appendix for the corresponding composite in the same time period.

Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Code. Complying with these regulatory requirements may have an adverse effect on a fund's performance relative to that of a composite in which all or some accounts are not subject to such requirements. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

Pyramis Global Advisors, LLC's Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of Pyramis Global Advisors' client accounts that have investment objectives and strategies similar to those of the Fund. As of December 31, 2006, the composite data consisted of five accounts, having total assets of $1.5 billion, representing 24% of large cap growth assets under management.

Pyramis Institutional Large Cap Growth Composite

(comparison composite for SC FI Large Cap Growth Fund)

                                              Average Annual Total Returns
                                              ------------------------------          Since
                                              (for periods ended December 31, 2006) Inception
                                              1 Year          3 Years    5 Years    (2/28/01)
                                              ------          -------    -------    ---------
 Large Cap Growth Composite..................  5.00%           9.91%      1.24%       (0.57%)
 Russell 1000 Growth Index*..................  9.07%           6.87%      2.69%        0.41%
 Morningstar US VA Fund Large Growth Average*  6.20%           6.82%      2.55%         N/A

                                                 Year by Year Total Returns
                                             ----------------------------------
                                             (for 1-year periods ended December 31)
                                               2002       2003   2004   2005  2006
                                             ------      -----  -----  -----  ----
Large Cap Growth Composite.................. (39.00)%    31.33% 12.04% 12.85% 5.00%
Russell 1000 Growth Index*.................. (27.88)%    29.75%  6.30%  5.26% 9.07%
Morningstar US VA Fund Large Growth Average* (26.98)%    29.71%  8.45%  7.55% 6.20%

--------
* A description of this index is located at the end of this appendix.

Important Notes about performance information for the Fund.

The Fund is new and has no historical performance data. The Pyramis composite performance is computed using an asset-weighted rate of return for each account, weighted for the relative size of each account using beginning of period values. The performance of the Pyramis Institutional Large Cap Growth Composite reflects the deduction of the maximum applicable management fee of the underlying accounts in the composite, which is 0.80%. This model fee is less than the estimated operating expenses for either the Initial Class or Service Class shares of the SC FI Large Cap Growth Fund for the fiscal period ending December 31, 2006. If the performance results of the composite were adjusted for the expenses of the SC FI Large Cap Growth Fund, the performance would have been worse.

Pyramis Global Advisors, LLC has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods. The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of the SC FI Large Cap Growth Fund or Pyramis Global Advisors, LLC.

Description of Indices for Appendix A

The Morningstar US VA Fund Large Growth Average reflects an equal-weighted return which calculates the average of the returns in the US VA Fund Large Growth category. The Morningstar US VA Fund Large Growth category includes large-growth portfolios which invest in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these portfolios focus on companies in rapidly expanding industries.

The Russell 1000 Growth Index is an unmanaged, market-cap weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

ADDITIONAL INFORMATION


   The statement of additional information (SAI) provides more detailed information about the fund and is incorporated into this prospectus by reference. Additional information about the fund's investments is available in the Trust's annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the fund by contacting your agent, or the fund at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser's website at www.suncapitaladvisers.com.

                               Sun Capital Advisers Trust
                               One Sun Life Executive Park
                               Wellesley Hills, MA 02481

                               Telephone: 1-800-432-1102 x2496

 Investment Adviser                               Administrator, Custodian

 Sun Capital Advisers LLC                         State Street Bank & Trust Company

 Principal Underwriter                            Legal Counsel

 Clarendon Insurance Agency, Inc.                 Wilmer Cutler Pickering Hale and
                                                  Dorr LLP
 Independent Registered Public
   Accounting Firm
 Deloitte & Touche, LLP

   You can review and copy information about the fund (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request:

                       Securities and Exchange Commission
                       Public Reference Section
                       Washington, D.C. 20549-0102
                       e-mail: publicinfo@sec.gov

                       Telephone: 1-202-551-8090
                       Free from the EDGAR Database on the SEC's
                       Internet website: http://www.sec.gov

                          SUN CAPITAL ADVISERS TRUST

   Investment Company Act file no. 811-08879